Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Trade and other receivables [abstract]
Trade receivables and unbilled revenue	$ 141,806	$ 133,673
Less: Allowances for ECL	(1,182)	(564)
Total	$ 140,624	$ 133,109